Retirement Plans	3 Months Ended
Dec. 27, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
Defined Benefit Pension Plans-The Company sponsors a number of pension plans. The following disclosures exclude the impact of plans which are immaterial individually and in the aggregate. The net periodic benefit cost for the Company's material U.S. and non-U.S. defined benefit pension plans is as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	For the Quarters Ended		For the Quarters Ended
	December 27, 2013	December 28, 2012	December 27, 2013	December 28, 2012
Service cost	$2	$1	$2	$2
Interest cost	9	8	14	13
Expected return on plan assets	(12)	(12)	(18)	(16)
Amortization of net actuarial loss	2	4	3	2
Net periodic benefit cost	$1	$1	$1	$1
 The estimated net actuarial loss for U.S. pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the current fiscal year is expected to be $9 million. The estimated net actuarial loss for non-U.S. pension benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the current fiscal year is expected to be $12 million. Amortization of net periodic benefit cost from accumulated other comprehensive loss for non-U.S. pension benefit plans is recorded in Selling, general and administrative expenses, Cost of product sales, or Cost of services in the Consolidated Statements of Operations, depending on the employee job classification.
The Company's funding policy is to make contributions in accordance with the laws and customs of the various countries in which it operates and to make discretionary voluntary contributions from time-to-time. The Company anticipates that it will contribute at least the minimum required to its pension plans in fiscal year 2014 of $25 million for U.S. plans and $28 million for non-U.S. plans. During the quarter ended December 27, 2013, the Company made required contributions of $3 million to its U.S. pension plans and $8 million to its non-U.S. pension plans.
Postretirement Benefit Plans—Net periodic postretirement benefit cost was not material for both periods.